Investments in and Advances to Partially Owned Entities - Narrative (Details) R$ in Thousands					1 Months Ended	12 Months Ended
	Apr. 30, 2025 USD ($)	May 30, 2023 USD ($)	Feb. 28, 2023 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 BRL (R$)	Apr. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Cash investments in joint venture						$ 24,553,000	$ 13,049,000	$ 20,533,000
Equity method investments					$ 39,231,000	39,231,000	17,754,000
Bridge Loan Agreement With RSA Joint Venture, Phase 2 | Bridge Loan
Schedule of Equity Method Investments [Line Items]
Bridge loan											$ 7,400,000
Bridge Loan Agreement With RSA Joint Venture, Phase 3 | Bridge Loan
Schedule of Equity Method Investments [Line Items]
Additional contribution					700,000
Bridge loan										$ 34,900,000
Debt conversion, converted instrument, amount					$ 24,200,000
Basis spread on variable rate					4.00%
Conversion of convertible securities					$ 10,000,000.0
Repayments of bridge loan					800,000
Bridge Loan | Bridge Loan
Schedule of Equity Method Investments [Line Items]
Bridge loan					$ 23,600,000	$ 23,600,000	$ 12,500,000
Investment in SuperFrio
Schedule of Equity Method Investments [Line Items]
Ownership interest, percent					0.00%	0.00%	14.99%					14.99%
Cash investments in joint venture						$ 0	$ 0	$ 0	R$ 117,800
Equity method investments					$ 0	0	$ 22,498,000					$ 25,700,000
Percentage in sale of equity interest	14.99%
Equity method investment, amount sold	$ 27,500,000
Net gain on sale						2,400,000
Loss related to reclassification of foreign currency translation adjustment						$ 2,400,000
Investment in RSA
Schedule of Equity Method Investments [Line Items]
Ownership interest, percent			49.00%		49.00%	49.00%	49.00%
Cash investments in joint venture			$ 4,000,000.0
Equity method investments					$ 15,629,000	$ 15,629,000	$ 5,296,000
Additional contribution							$ 1,600,000
Investment in RSA | RSA
Schedule of Equity Method Investments [Line Items]
Ownership interest, percent			51.00%
Agrofundo Brazil II Fundode Investimento em Participacoes
Schedule of Equity Method Investments [Line Items]
Ownership interest, percent								22.00%				22.00%
Americold LATAM Holdings Ltd
Schedule of Equity Method Investments [Line Items]
Ownership interest, percent				85.00%
Cash investments in joint venture				$ 209,000,000.0
Americold LATAM Holdings Ltd | Cold Latam Limited
Schedule of Equity Method Investments [Line Items]
Ownership interest, percent				15.00%
Americold LATAM Holdings Ltd | Cold Latam Limited | Discontinued Operations, Held-for-Sale
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of equity method investments		$ 36,900,000
Equity method investment, realized gain on disposal		$ 300,000